July 18, 2001



                        DREYFUS LARGE COMPANY VALUE FUND

                                Supplement to the
                         Prospectus dated March 1, 2001



      The following information replaces the information contained in the section of the Fund's Prospectus entitled "Management-Portfolio Manager":

      Douglas Ramos, CFA, is the fund's primary portfolio manager, a position he has held since July 2001. Mr. Ramos has served as portfolio manager for various Dreyfus funds since joining Dreyfus in July 1997. Previously, he was a senior partner and investment counselor for Loomis, Sayles & Company.








                                             July 18, 2001



                      DREYFUS PREMIER STRATEGIC VALUE FUND

                                Supplement to the
                         Prospectus dated June 29, 2001



      The following information replaces the information contained in the section of the Fund's Prospectus entitled "Management-Portfolio Manager":

      Douglas Ramos, CFA, is the fund's primary portfolio manager, a position he has held since July 2001. Mr. Ramos has served as portfolio manager for various Dreyfus funds since joining Dreyfus in July 1997. Previously, he was a senior partner and investment counselor for Loomis, Sayles & Company.